Supplemental guarantor information required under SEC regulations	6 Months Ended
Jun. 30, 2021
Supplemental Guarantor Information [Line Items]
Condensed Financial Information Of Parent Company Only Disclosure [Text Block]
Note 18

Supplemental guarantor information required under SEC regulations
Joint liability of UBS Switzerland AG
In

2015,

the

Personal

&

Corporate

Banking

and

Wealth
Management businesses booked in Switzerland

were transferred
from

UBS AG

to UBS

Switzerland AG

through an

asset transfer
in

accordance

with

the

Swiss

Merger

Act.

Under

the

terms

of
the asset transfer agreement, UBS

Switzerland AG assumed joint
liability

for

contractual

obligations

of

UBS

AG

existing

on

the
asset

transfer

date,
including

the

full

and

unconditional
guarantee of certain registered debt securities issued by UBS AG.
To

reflect this joint liability,

UBS Switzerland AG is presented in a
separate column as a subsidiary co-guarantor.

The

joint

liability

of

UBS

Switzerland

AG

for

contractual
obligations

of

UBS

AG decreased

by USD
2.5

billion

in

the

first
half

of

2021

to

USD
7.6

billion

as

of

30 June

2021,

mainly
related to derivative financial instruments.
Supplemental guarantor consolidated

income statement
USD million
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the six months ended 30 June 2021
Operating income
Interest income from financial instruments measured at

amortized cost and
fair value through other comprehensive income 1,521 1,812 1,228 (356) 4,205
Interest expense from financial instruments measured at

amortized cost
(1,441) (276) (517) 515 (1,719)
Net interest income from financial instruments measured

at fair value through
profit or loss 619 114 110 (133) 710
Net interest income
699 1,650 820 26 3,196
Other net income from financial instruments measured

at fair value through
profit or loss 1,757 417 720 (109) 2,785
Credit loss (expense) / release
47 80 3 (23) 108
Fee and commission income 2,064 2,571 7,996 (387) 12,244
Fee and commission expense (412) (239) (690) 380 (962)
Net fee and commission income 1,652 2,331 7,306 (7) 11,282
Other income 3,231 118 519 (3,333) 535
Total operating income 7,387 4,596 9,367 (3,445) 17,906
Operating expenses
Personnel expenses 1,915 1,116 5,125 1 8,158
General and administrative expenses 1,722 1,710 2,152 (1,373) 4,211
Depreciation and impairment of property, equipment and software
453 141 351 (58) 887
Amortization and impairment of goodwill and intangible

assets
4 0 13 0 17
Total operating expenses 4,095 2,967 7,641 (1,429) 13,274
Operating profit / (loss) before tax 3,293 1,629 1,726 (2,016) 4,632
Tax expense / (benefit) 222 299 493 (13) 1,001
Net profit / (loss) 3,070 1,331 1,233 (2,003) 3,631
Net profit / (loss) attributable to non-controlling interests 0 0 9 0 9
Net profit / (loss) attributable to shareholders 3,070 1,331 1,224 (2,003) 3,623
1 Amounts presented for UBS AG standalone and

UBS Switzerland AG standalone represent IFRS standalone

information. Refer to the UBS AG standalone

and UBS Switzerland AG standalone financial statements,
available under “Complementary

financial information” at ubs.com/investors,

for information prepared

in accordance with Swiss

GAAP.

2 The ”Other

subsidiaries“ column includes consolidated

information for
the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.
Supplemental guarantor consolidated

statement of comprehensive income
USD million
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the six months ended 30 June 2021
Comprehensive income attributable to shareholders
Net profit / (loss) 3,070 1,331 1,224 (2,003) 3,623
Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax (38) (641) (287) 515 (452)
Financial assets measured at fair value through other comprehensive income, net of tax
0 0 (88) 0 (88)
Cash flow hedges, net of tax (662) (159) (110) (5) (937)
Cost of hedging, net of tax (23) (23)
Total other comprehensive income that may be reclassified to the income statement, net of tax
(723) (801) (485) 509 (1,500)
Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax 41 (123) 50 0 (31)
Own credit on financial liabilities designated at fair value, net of tax 89 89
Total other comprehensive income that will not be reclassified to the income statement,

net of tax
131 (123) 50 0 58
Total other comprehensive income (592) (924) (435) 509 (1,442)
Total comprehensive income attributable to shareholders 2,478 407 790 (1,494) 2,181
Total comprehensive income attributable to non-controlling interests 10 10
Total comprehensive income 2,478 407 800 (1,494) 2,192
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone information.

Refer to the UBS AG

standalone and UBS Switzerland AG standalone

financial statements,
available under “Complementary

financial information” at

ubs.com/investors, for

information prepared in

accordance with Swiss

GAAP.

2 The ”Other

subsidiaries“ column includes

consolidated information for
the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.
Supplemental guarantor consolidated

balance sheet
USD million
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) As of 30 June 2021
Assets
Cash and balances at central banks 42,807 88,250 29,616 160,672
Loans and advances to banks 38,654 6,427 20,083 (48,788) 16,376
Receivables from securities financing transactions 60,265 8,701 50,113 (35,584) 83,494
Cash collateral receivables on derivative instruments 30,817 886 12,064 (13,980) 29,787
Loans and advances to customers 105,202 225,329 85,489 (24,613) 391,406
Other financial assets measured at amortized cost 8,767 7,428 12,979 (1,974) 27,201
Total financial assets measured at amortized cost 286,512 337,020 210,343 (124,938) 708,937
Financial assets at fair value held for trading 107,827 56 17,728 (2,983) 122,628 of which: assets pledged as collateral that may be
sold or repledged by counterparties 52,493 0 6,835 (14,995) 44,333
Derivative financial instruments 117,032 5,172 36,950 (37,532) 121,622
Brokerage receivables 14,497 8,516 (3) 23,010
Financial assets at fair value not held for trading 39,698 7,741 35,237 (17,724) 64,952
Total financial assets measured at fair value through profit or loss 279,053 12,970 98,431 (58,242) 332,211
Financial assets measured at fair value

through other comprehensive income 135 7,641 7,775
Investments in subsidiaries and associates 53,492 37 54 (52,384) 1,198
Property, equipment and software 6,703 1,378 3,963 (312) 11,732
Goodwill and intangible assets 214 6,211 28 6,452
Deferred tax assets 835 8,116 8,951
Other non-financial assets 5,813 1,935 858 (3) 8,603
Total assets 632,757 353,339 335,616 (235,852) 1,085,861
Liabilities
Amounts due to banks

33,193 32,461 47,086 (98,126) 14,615
Payables from securities financing transactions 17,503 849 23,265 (35,645) 5,972
Cash collateral payables on derivative instruments 31,481 536 14,095 (13,919) 32,193
Customer deposits 99,713 286,370 119,737 11,642 517,462
Funding from UBS Group AG

55,907 55,907
Debt issued measured at amortized cost 75,543 8,976 1 (29) 84,491
Other financial liabilities measured at amortized cost 4,915 3,019 5,012 (2,274) 10,671
Total financial liabilities measured at amortized cost 318,256 332,211 209,195 (138,351) 721,311
Financial liabilities at fair value held for trading 28,822 482 6,850 (2,806) 33,348
Derivative financial instruments 117,636 4,460 37,131 (37,539) 121,688
Brokerage payables designated at fair value 26,521 12,613 (5) 39,129
Debt issued designated at fair value 72,034 860 (95) 72,799
Other financial liabilities designated at fair value 11,054 26,164 (4,311) 32,908
Total financial liabilities measured at fair value through profit or loss
256,068 4,942 83,618 (44,756) 299,871
Provisions 1,337 289 1,170 (3) 2,792
Other non-financial liabilities 1,858 1,076 3,370 (63) 6,241
Total liabilities 577,518 338,517 297,354 (183,174) 1,030,216
Equity attributable to shareholders 55,239 14,822 37,978 (52,678) 55,361
Equity attributable to non-controlling interests 284 284
Total equity 55,239 14,822 38,262 (52,678) 55,645
Total liabilities and equity 632,757 353,339 335,616 (235,852) 1,085,861
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone information.

Refer to the UBS AG

standalone and UBS Switzerland AG

standalone financial statements,
available under “Complementary

financial information” at

ubs.com/investors, for

information prepared in

accordance with Swiss

GAAP.

2 The ”Other

subsidiaries“ column includes

consolidated information for
the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.
Supplemental guarantor consolidated statement

of cash flows
USD million
UBS AG
1
UBS
Switzerland AG
1
Other

subsidiaries
1
UBS AG
(consolidated) For the six months ended 30 June 2021
Net cash flow from / (used in) operating activities (3,264) 1,407 445 (1,413)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets 0 (1) 0 (1)
Disposal of subsidiaries, associates and intangible assets
2
16 0 421 437
Purchase of property, equipment and software (313) (134) (310) (757)
Disposal of property, equipment and software 264 0 1 264
Purchase of financial assets measured at fair value through other comprehensive income
(11) 0 (1,939) (1,950)
Disposal and redemption of financial assets measured at

fair value through other comprehensive income
11 0 2,313 2,324
Net (purchase) / redemption of debt securities measured

at amortized cost
273 293 (449) 116
Net cash flow from / (used in) investing activities 239 158 36 434
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid) (3,863) (14) 0 (3,877)
Distributions paid on UBS shares (4,539) 0 0 (4,539)
Repayment of lease liabilities (143) 0 (130) (274)
Issuance of debt designated at fair value and long-term debt measured at amortized cost
3
63,422 289 134 63,845
Repayment of debt designated at fair value and long-term debt measured at amortized cost
3
(44,428) (570) (246) (45,244)
Net changes in non-controlling interests

0 0 (4) (4)
Net activity related to group internal capital transactions and dividends 2,224 (537) (1,687) 0
Net cash flow from / (used in) financing activities 12,673 (833) (1,932) 9,908
Total cash flow
Cash and cash equivalents at the beginning of the year 39,400 93,342 40,689 173,430
Net cash flow from / (used in) operating, investing and financing activities
9,648 732 (1,451) 8,929
Effects of exchange rate differences on cash and cash equivalents (945) (3,926) (518) (5,389)
Cash and cash equivalents at the end of the period
4
48,103 90,148 38,721 176,971
of which: cash and balances at central banks 42,676 88,250 29,616 160,541 of which: loans and advances to banks 4,655 1,610 8,735 15,001 of which: money market paper 772 288 369 1,428
1 Cash flows generally represent

a third-party view from a UBS

AG consolidated perspective,

except for Net activity related

to group internal capital transactions

and dividends.

2 Includes cash proceeds from

the
sale of UBS’s minority investment in Clearstream Fund

Centre and dividends received from associates.

3 Includes funding from UBS Group AG to UBS AG.

4 Comprises balances with an original maturity of three
months or less. USD 3,432

million of cash and cash equivalents were restricted.
Supplemental guarantor consolidated

income statement
USD million
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the six months ended 30 June 2020
Operating income
Interest income from financial instruments measured at

amortized cost and
fair value through other comprehensive income 1,813 1,821 1,439 (481) 4,591
Interest expense from financial instruments measured at

amortized cost
(2,152) (258) (759) 651 (2,519)
Net interest income from financial instruments measured

at fair value through
profit or loss
507 83 175 (149) 616
Net interest income
169 1,645 854 20 2,689
Other net income from financial instruments measured

at fair value through
profit or loss 2,570 435 386 329 3,719
Credit loss (expense) / release (239) (218) (83) 0 (540)
Fee and commission income 1,855 2,293 6,581 (518) 10,211
Fee and commission expense (307) (454) (623) 509 (875)
Net fee and commission income 1,548 1,839 5,958 (8) 9,336
Other income 2,207 135 831 (2,857) 317
Total operating income 6,255 3,836 7,947 (2,517) 15,521
Operating expenses
Personnel expenses 1,713 1,027 4,651 0 7,391
General and administrative expenses 1,619 1,568 1,983 (1,210) 3,960
Depreciation and impairment of property, equipment and software
430 122 320 (57) 814
Amortization and impairment of goodwill and intangible

assets
2 0 30 0 32
Total operating expenses 3,764 2,716 6,983 (1,267) 12,197
Operating profit / (loss) before tax 2,490 1,120 964 (1,250) 3,324
Tax expense / (benefit) 138 215 266 83 703
Net profit / (loss) 2,352 904 698 (1,333) 2,621
Net profit / (loss) attributable to non-controlling interests 0 0 6 0 6
Net profit / (loss) attributable to shareholders 2,352 904 691 (1,333) 2,615
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone information.

Refer to the UBS AG

standalone and UBS Switzerland AG standalone

financial statements,
available under “Complementary

financial information” at

ubs.com/investors, for

information prepared in

accordance with Swiss

GAAP.

2 The ”Other

subsidiaries“ column includes

consolidated information for
the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.
Supplemental guarantor consolidated

statement of comprehensive income
USD million
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the six months ended 30 June 2020
Comprehensive income attributable to shareholders
Net profit / (loss) 2,352 904 691 (1,333) 2,615
Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax 7 278 (111) (72) 103
Financial assets measured at fair value through other comprehensive income, net of tax
0 0 149 0 149
Cash flow hedges, net of tax 1,348 84 176 (8) 1,600
Cost of hedging, net of tax 9 0 (13) 0 (4)
Total other comprehensive income that may be reclassified to the income statement, net of tax
1,364 362 201 (80) 1,847
Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax (131) (97) (42) 0 (270)
Own credit on financial liabilities designated at fair value, net of tax 62 62
Total other comprehensive income that will not be reclassified to the income statement,

net of tax
(69) (97) (42) 0 (208)
Total other comprehensive income 1,295 265 160 (80) 1,639
Total comprehensive income attributable to shareholders 3,647 1,169 851 (1,413) 4,254
Total comprehensive income attributable to non-controlling interests
3 3
Total comprehensive income 3,647 1,169 854 (1,413) 4,256
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone information.

Refer to the UBS AG standalone

and UBS Switzerland AG standalone

financial statements,
available under “Complementary

financial information” at

ubs.com/investors, for

information prepared

in accordance with

Swiss GAAP.

2 The ”Other

subsidiaries“ column includes

consolidated information for
the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.
Supplemental guarantor consolidated

balance sheet
USD million
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) As of 31 December 2020
Assets
Cash and balances at central banks 34,426 91,638 32,167 158,231
Loans and advances to banks 40,171 6,385 19,465 (50,678) 15,344
Receivables from securities financing transactions 56,568 4,026 43,350 (29,735) 74,210
Cash collateral receivables on derivative instruments 32,771 1,543 10,093 (11,671) 32,737
Loans and advances to customers 99,952 228,279 73,513 (20,767) 380,977
Other financial assets measured at amortized cost 8,411 8,084 13,368 (2,644) 27,219
Total financial assets measured at amortized cost 272,299 339,956 191,957 (115,495) 688,717
Financial assets at fair value held for trading 110,812 55 16,260 (1,634) 125,492 of which: assets pledged as collateral that

may be sold or repledged by counterparties 54,468 1 6,247 (13,617) 47,098
Derivative financial instruments 154,313 6,342 44,005 (45,041) 159,618
Brokerage receivables 16,898 7,763 (2) 24,659
Financial assets at fair value not held for trading 46,198 13,068 36,444 (15,672) 80,038
Total financial assets measured at fair value through profit or loss 328,221 19,464 104,473 (62,350) 389,808
Financial assets measured at fair value

through other comprehensive income 187 8,072 8,258
Investments in subsidiaries and associates 53,606 38 439 (52,526) 1,557
Property, equipment and software 6,999 1,335 3,975 (350) 11,958
Goodwill and intangible assets 217 6,234 28 6,480
Deferred tax assets 840 1 8,334 (1) 9,174
Other non-financial assets 6,641 2,063 854 (183) 9,374
Total assets 669,010 362,857 324,337 (230,878) 1,125,327
Liabilities
Amounts due to banks

41,414 34,096 43,066 (107,527) 11,050
Payables from securities financing transactions 17,247 566 18,407 (29,899) 6,321
Cash collateral payables on derivative instruments 35,875 561 12,495 (11,618) 37,313
Customer deposits 98,441 293,371 112,372 23,745 527,929
Funding from UBS Group AG 53,979 53,979
Debt issued measured at amortized cost 75,658 9,687 3 3 85,351
Other financial liabilities measured at amortized cost 5,285 2,567 5,745 (3,175) 10,421
Total financial liabilities measured at amortized cost 327,898 340,848 192,088 (128,470) 732,364
Financial liabilities at fair value held for trading 28,800 335 5,989 (1,529) 33,595
Derivative financial instruments 156,192 5,593 44,359 (45,043) 161,102
Brokerage payables designated at fair value 25,045 13,704 (7) 38,742
Debt issued designated at fair value 58,986 935 (54) 59,868
Other financial liabilities designated at fair value 11,255 23,445 (2,927) 31,773
Total financial liabilities measured at fair value through profit or loss 280,279 5,927 88,433 (49,559) 325,080
Provisions 1,293 301 1,197 2,791
Other non-financial liabilities 2,173 987 3,907 (49) 7,018
Total liabilities 611,643 348,063 285,625 (178,078) 1,067,254
Equity attributable to shareholders 57,367 14,794 38,393 (52,800) 57,754
Equity attributable to non-controlling interests 319 319
Total equity 57,367 14,794 38,712 (52,800) 58,073
Total liabilities and equity 669,010 362,857 324,337 (230,878) 1,125,327
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone information.

Refer to the UBS AG

standalone and UBS Switzerland AG standalone

financial statements,
available under “Complementary

financial information” at

ubs.com/investors, for

information prepared in

accordance with Swiss

GAAP.

2 The ”Other

subsidiaries“ column includes

consolidated information for
the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.
Supplemental guarantor consolidated

statement of cash flows
USD million
UBS AG
1
UBS
Switzerland AG
1
Other

subsidiaries
1
UBS AG
(consolidated) For the six months ended 30 June 2020
Net cash flow from / (used in) operating activities 7,484 16,765 16,811 41,060
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets 0 (1) 0 (1)
Disposal of subsidiaries, associates and intangible assets 14 0 0 14
Purchase of property, equipment and software (277) (139) (309) (725)
Disposal of property, equipment and software 1 0 3 4
Purchase of financial assets measured at fair value through other comprehensive income
(77) 0 (4,055) (4,132)
Disposal and redemption of financial assets measured at

fair value through other comprehensive income
27 0 1,917 1,944
Net (purchase) / redemption of debt securities measured

at amortized cost
(3,126) (373) (1,318) (4,817)
Net cash flow from / (used in) investing activities (3,437) (513) (3,762) (7,713)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid) 14,916 (3) (1) 14,912
Distributions paid on UBS shares (2,550) 0 0 (2,550)
Repayment of lease liabilities (133) 0 (129) (262)
Issuance of debt designated at fair value and long-term debt measured at amortized cost
2
45,597 336 68 46,001
Repayment of debt designated at fair value and long-term debt measured at amortized cost
2
(45,770) (306) (62) (46,137)
Net changes in non-controlling interests

0 0 (4) (4)
Net activity related to group internal capital transactions and dividends 1,513 (749) (763) 0
Net cash flow from / (used in) financing activities 13,573 (723) (890) 11,960
Total cash flow
Cash and cash equivalents at the beginning of the year 39,598 62,551 17,655 119,804
Net cash flow from / (used in) operating, investing and financing activities
17,620 15,529 12,160 45,308
Effects of exchange rate differences on cash and cash equivalents 48 1,549 (30) 1,567
Cash and cash equivalents at the end of the period
3
57,266 79,629 29,784 166,679
of which: cash and balances at central banks 51,139 77,212 21,078 149,430 of which: loans and advances to banks 4,492 1,979 7,867 14,339 of which: money market paper 1,635 437 839 2,911
1 Cash flows generally represent a third-party

view from a UBS AG consolidated

perspective, except for Net activity

related to group internal capital transactions

and dividends.

2 Incudes funding from UBS Group
AG to UBS AG.

3 Comprises balances with an original maturity of three months or less. USD
5,393

million of cash and cash equivalents were restricted.